Borrowed Funds (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Prepayment of FHLB Advances [Member]	Sep. 30, 2010 Prepayment of FHLB Advances [Member]	Sep. 30, 2012 New Borrowings [Member]	Sep. 30, 2010 New Borrowings [Member]	Sep. 30, 2012 2013 [Member]	Sep. 30, 2012 Forecast, First Quarter Next Year [Member]	Sep. 30, 2012 Forecast, Second Quarter Next Year [Member]	Sep. 30, 2012 Forecast, Third Quarter Next Year [Member]	Sep. 30, 2012 Forecast, Fourth Quarter Next Year [Member]
Prepayment of fixed-rate FHLB advances				$ 200,000,000	$ 200,000,000
New fixed-rate FHLB advances						200,000,000	200,000,000
Weighted average interest rate of FHLB advances				3.88%	4.63%	0.86%	3.17%
Weighted average remaining term to maturity in months				15 months	1 month	46 months	84 months
FHLB advance prepayment penalty	19,952,000	20,995,000		7,900,000	875,000
Basis point impact of FHLB prepayment penalty				108	7
Effective rate of borrowings						1.94%
Percentage change in present value of cash flows due to debt restructuring, maximum	10.00%		10.00%
FHLB borrowings threshold percentage of regulatory assets	40.00%
FHLB percentage of regulatory assets	27.00%
Expiration date for FHLB line of credit	Nov. 23, 2012
FHLB line of credit borrowings outstanding	0
Repurchase agreements amount	365,000,000	515,000,000						145,000,000
Weighted average contractual rate of repurchase agreements	3.83%	4.00%
MBS pledged as collateral for repurchase agreements, estimated fair value	427,900,000
Federal Home Loan Bank, Advances, Maturities Summary	2,550,000,000	2,400,000,000						325,000,000
FHLB advances due in next fiscal year	2,550,000,000	2,400,000,000						325,000,000
FHLB advances due in next fiscal year by quarter									100,000,000		225,000,000
Repurchase agreements due in next fiscal year	365,000,000	515,000,000						145,000,000
Repurchase agreements due in next fiscal year by quarter										$ 50,000,000	$ 25,000,000	$ 70,000,000